SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION [Abstract]
Schedule of Adjusted EBITDA

UFC

	Year Ended December 31,
	2024	2023	2022
Revenue	$1,406,241	$1,292,201	$1,140,147
Direct operating costs (1)	430,223	383,388	325,586
Selling, general and administrative expenses (1)	175,024	153,149	133,932
Adjusted EBITDA	800,994	755,664	680,629

WWE

	Year Ended December 31,
	2024	2023	2022
Revenue	$1,398,100	$382,767	$—
Direct operating costs (1)	426,900	125,685	—
Selling, general and administrative expenses (1)	290,032	94,101	—
Adjusted EBITDA	681,168	162,981	—

IMG

	Year Ended December 31,
	2024	2023	2022
Revenue	$1,970,232	$1,437,110	$1,424,985
Direct operating costs (1)	1,644,187	986,151	968,023
Selling, general and administrative expenses (1)	374,013	329,812	284,565
Adjusted EBITDA	(47,968)	121,147	172,397

Schedule of Revenue

Revenue

	Year Ended December 31,
	2024	2023	2022
UFC	$1,406,241	$1,292,201	$1,140,147
WWE	1,398,100	382,767	—
IMG	1,970,232	1,437,110	1,424,985
Total combined revenue from reportable segments	4,774,573	3,112,078	2,565,132
Corporate and Other	170,273	131,987	120,006
Eliminations	(60,605)	(19,269)	(11,106)
Total revenue	$4,884,241	$3,224,796	$2,674,032

Schedule of Reconciliation of Segment Profitability

Reconciliation of segment profitability

	Year Ended December 31,
	2024	2023	2022
UFC	$800,994	$755,664	$680,629
WWE	681,168	162,981	—
IMG	(47,968)	121,147	172,397
Total combined adjusted EBITDA from reportable segments	1,434,194	1,039,792	853,026
Corporate and Other	(352,263)	(192,019)	(125,197)
Total combined adjusted EBITDA	1,081,931	847,773	727,829
Reconciling items:
Equity earnings of affiliates	(4,461)	(9,212)	(7,388)
Interest expense, net	(235,792)	(229,605)	(134,084)
Depreciation and amortization	(457,925)	(224,051)	(133,619)
Equity-based compensation expense (1)	(103,466)	(64,512)	(31,598)
Merger acquisition and earn-out costs (2)	(21,173)	(85,474)	(9,486)
Certain legal costs (3)	(401,062)	(38,721)	(12,781)
Restructuring, severance and impairment (4)	(45,674)	(48,416)	(109)
Debt transaction costs (5)	(16,230)	—	—
Foreign exchange (losses) and gains (6)	(9,939)	14,811	(33,399)
Other adjustments (7)	3,586	4,390	2,720
(Loss) income before income taxes and equity earnings of affiliates	$(210,205)	$166,983	$368,085
(1)
Equity-based compensation represents non-cash compensation expense for awards issued under EGH’s 2021 Plan subsequent to its April 28, 2021 IPO, for the Replacement Awards and for awards issued under the 2023 Incentive Award Plan. For the year ended December 31, 2024, equity-based compensation includes $17.7 million of expense associated with certain services provided by an independent contractor in the WWE segment. For the year ended December 31, 2024 and 2023, equity-based compensation includes $3.3 million and $19.9 million, respectively, of expense associated with accelerated vesting of the Replacement Awards related to the workforce reduction of certain employees in the WWE segment and Corporate and Other.
(2)
Includes (i) certain costs of professional fees and bonuses related to the Transactions and payable contingent on the closing of the Transactions primarily incurred during the year ended December 31, 2023 and (ii) certain costs of professional advisors related to other strategic transactions, primarily the Endeavor Asset Acquisition, incurred during the year ended December 31, 2024. Includes fair value adjustments for contingent consideration liabilities of $9.2 million related to Acquired Businesses for the year ended December 31, 2022.
(3)
Includes costs related to certain litigation matters including antitrust lawsuits for UFC and WWE and matters where Mr. McMahon has agreed to make future payments to certain counterparties personally. For the year ended December 31, 2024, these costs include settlement charges of $375.0 million regarding the UFC antitrust lawsuit, as described in Note 21, Commitments and Contingencies. For the year ended December 31, 2023, these costs included the settlement of a WWE antitrust matter for $20.0 million.
(4)
Includes costs resulting from the Company’s cost reduction program during the years ended December 31, 2024 and 2023, as described in Note 17, Restructuring Charges. Additionally, this amount includes impairment charges of $27.9 million during the year ended December 31, 2024, as a result of reducing the carrying value of WWE assets held for sale to their fair value less cost to sell, as described in Note 5, Supplementary Data and $21.5 million during the year ended December 31, 2023 as described in Note 6, Goodwill and Intangible Assets.
(5)
For the year ended December 31, 2024, the Company incurred certain costs associated with the Credit Agreement Amendment, as described in Note 8, Debt.
(6)
Includes gains and losses related to foreign exchange transactions.
(7)
For the year ended December 31, 2024, other adjustments were comprised primarily of gains of approximately $3.2 million related to the change in the fair value of embedded foreign currency derivatives, partially offset by losses of $0.3 million related to the change in the fair value of forward foreign exchange contracts and $1.1 million on the disposal of assets. For the year ended December 31, 2023, other adjustments were comprised primarily of gains of approximately $3.2 million related to the change in the fair value of forward foreign exchange contracts and gains of $1.7 million related to the change in the fair value of embedded foreign currency derivatives, partially offset by losses of $1.4 million on the disposal of assets. For the year ended December 31, 2022, other adjustments were comprised primarily of by a non-operating gain of $5.8 million partially offset by losses of $2.2 million related to the change in the fair value of forward foreign exchange contracts and losses of $0.4 million related to the change in the fair value of embedded foreign currency derivatives.

Schedule of Revenue by Major Geographic Region

Revenue by major geographic region is based upon the geographic location of where our revenue is generated. The information below summarizes our revenue by geographic area:

	Year Ended December 31,
	2024	2023	2022
North America	$2,999,284	$2,096,314	$1,775,590
Europe/Middle East/Africa	1,459,627	767,887	590,837
Asia Pacific	337,522	285,692	217,256
Latin America	87,808	74,903	90,349
Total revenue	$4,884,241	$3,224,796	$2,674,032